Operating Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) (10-K) - USD ($)	Jun. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Long-term right-of-use assets	$ 680,000	$ 432,000	$ 332,980
Short-term operating lease liabilities	167,000		85,662
Long-term operating lease liabilities	525,000		251,791
Total operating lease liabilities	$ 692,000	$ 432,000	$ 337,453